Revenue	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Revenue

Note 21. Revenue

Years ended December 31,	2024	2023

Energy Infrastructure	$668	$576
After-market Services	508	483
Engineered Systems	1,238	1,284

Total revenue	$2,414	$2,343

Revenue by geographic location, which is attributed by destination of sale, was as follows:

Years ended December 31,	2024	2023

USA	$1,076	$997
Canada	243	260
Oman	221	164
Argentina	175	163
Nigeria	148	175
Mexico	71	62
Australia	70	63
Brazil	61	76
Peru	54	4
Bahrain	46	94
Guyana	43	6
Thailand	35	30
Colombia	24	21
Iraq	22	144
UAE	18	6
Other	107	78

Total revenue	$2,414	$2,343

The following table outlines the Company’s unsatisfied performance obligations, by product line, as at December 31, 2024:

	Less than one year	One to two years	Greater than two years	Total

Energy Infrastructure	$427	$345	$773	$1,545
After-market Services	74	36	63	173
Engineered Systems	1,181	84	15	1,280

Total	$1,682	$465	$851	$2,998